Schedule of sensitivity analysis (Details) - Bank Loans And Swap [Member] R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Market projection Baseline	R$ (1,224)
Market projected scenario 1
Market projected scenario 2	55
Market projected scenario 3	R$ (58)